INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
INCOME TAXES
Unrecognized tax benefits that, if recognized, would affect our effective tax rate	$ 5,485,000	$ 5,485,000